UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6-30-2010

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Tortola, MBA
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Tortola           Manchester, MA      7/21/2010

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 65
Form 13F Information Table Value Total: $71,016,872

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                 Title                                    Shares/ Put/Invstmt  Other    Voting Authority
Name of Issuer                   of Class CUSIP     Market Value  Shares  PRN     CallDiscret. Managers Sole   Share   None

3M Co                            Common   88579Y101 $1,932,007    24,458  SH          Sole                             24,458
Accenture PLC                    Common   G1151C101 $1,335,906    34,564  SH          Sole                             34,564
AMEX Energy Sector SPDR          Common   81369y506 $1,103,989    22,222  SH          Sole                             22,222
AT&T Corp                        Common   00206r102 $396,207      16,378  SH          Sole                             16,378
Automatic Data Processing, Inc.  Common   053015103 $1,339,209    33,264  SH          Sole                             33,264
Berkshire Hathaway Inc. Class B  Common   084670702 $1,485,103    18,636  SH          Sole                             18,636
Boston Properties, Inc.          Common   101121101 $384,166      5,385   SH          Sole                             5,385
Broadridge Financial Solutions InCommon   11133t103 $591,503      31,050  SH          Sole                             31,050
Chevron Corp                     Common   166764100 $1,091,189    16,080  SH          Sole                             16,080
Cisco Systems, Inc.              Common   17275r102 $1,378,182    64,673  SH          Sole                             64,673
Clorox Company                   Common   189054109 $1,595,647    25,670  SH          Sole                             25,670
Coca-Cola Company                Common   191216100 $2,105,758    42,014  SH          Sole                             42,014
Colgate-Palmolive Company        Common   194162103 $1,532,748    19,461  SH          Sole                             19,461
Comcast Corporation              Common   20030n200 $1,411,781    85,927  SH          Sole                             85,927
ConocoPhillips                   Common   20825C104 $509,947      10,388  SH          Sole                             10,388
Covidien PLC                     Common   G2554F105 $998,269      24,844  SH          Sole                             24,844
CVS Caremark Corp                Common   126650100 $1,712,524    58,408  SH          Sole                             58,408
Dreyfus Municipal Income Inc.    Common   26201r102 $92,000       10,000  SH          Sole                             10,000
Elements S&P Commodity Trends IndCommon   4042EP602 $1,191,930    148,250 SH          Sole                             148,250
EMC Corp/Mass                    Common   268648102 $202,581      11,070  SH          Sole                             11,070
Exxon Mobil Corp.                Common   30231g102 $2,224,280    38,974  SH          Sole                             38,974
Fastenal Co                      Common   311900104 $1,031,405    20,550  SH          Sole                             20,550
General Electric Company         Common   369604103 $1,685,684    116,899 SH          Sole                             116,899
Genuine Parts                    Common   372460105 $1,162,000    29,455  SH          Sole                             29,455
Hewlett-Packard Co               Common   428236103 $570,906      13,191  SH          Sole                             13,191
Home Depot, Inc.                 Common   437076102 $393,261      14,010  SH          Sole                             14,010
Hospira, Inc.                    Common   441060100 $976,822      17,003  SH          Sole                             17,003
Intel Corp                       Common   458140100 $448,918      23,080  SH          Sole                             23,080
Intl Business Machines Corp      Common   459200101 $673,017      5,450   SH          Sole                             5,450
iShares Comex Gold Trust         Common   464285105 $1,477,438    121,400 SH          Sole                             121,400
iShares MSCI Canada Index Fund   Common   464286509 $1,099,130    44,195  SH          Sole                             44,195
iShares MSCI EAFE Index Fund     Common   464287465 $1,421,671    30,567  SH          Sole                             30,567
iShares MSCI Emerging Markets IndCommon   464287234 $1,638,385    43,901  SH          Sole                             43,901
iShares Russell 2000 Index Fund  Common   464287655 $2,061,715    33,735  SH          Sole                             33,735
iShares S&P SmallCap 600 Index FuCommon   464287804 $828,883      15,310  SH          Sole                             15,310
ITT Corporation                  Common   450911102 $1,129,738    25,150  SH          Sole                             25,150
J.P. Morgan Chase & Co.          Common   46625h100 $398,976      10,898  SH          Sole                             10,898
Johnson & Johnson                Common   478160104 $2,522,142    42,704  SH          Sole                             42,704
Kimberly-Clark Corp              Common   494368103 $237,670      3,920   SH          Sole                             3,920
Laboratory CP Amer Hldgs         Common   50540R409 $1,372,124    18,210  SH          Sole                             18,210
Mastercard, Inc.                 Common   57636q104 $1,104,399    5,535   SH          Sole                             5,535
McDonald's Corp                  Common   580135101 $1,364,168    20,710  SH          Sole                             20,710
Medtronic, Inc.                  Common   585055106 $1,018,135    28,071  SH          Sole                             28,071
Merck & Co. Inc.                 Common   58933Y105 $266,192      7,612   SH          Sole                             7,612
Microsoft Corp                   Common   594918104 $1,646,987    71,577  SH          Sole                             71,577
Occidental Petroleum             Common   674599105 $334,265      4,332   SH          Sole                             4,332
Oil Service HOLDRs Trust         Common   678002106 $577,304      6,100   SH          Sole                             6,100
Omnicom Group Inc Com            Common   681919106 $999,228      29,132  SH          Sole                             29,132
Paychex, Inc.                    Common   704326107 $204,514      7,875   SH          Sole                             7,875
Pepsi Co Inc                     Common   713448108 $743,285      12,195  SH          Sole                             12,195
Pfizer Inc.                      Common   717081103 $1,148,001    80,505  SH          Sole                             80,505
Procter & Gamble Co              Common   742718109 $2,617,827    43,645  SH          Sole                             43,645
Progress Energy, Inc.            Common   743263105 $326,703      8,330   SH          Sole                             8,330
SPDR Tr Unit Ser 1               Common   78462F103 $1,515,476    14,682  SH          Sole                             14,682
Tyco International Ltd.          Common   H89128104 $228,044      6,473   SH          Sole                             6,473
United Technologies Corp         Common   913017109 $1,855,452    28,585  SH          Sole                             28,585
Utilities Select Sector SPDR     Common   81369y886 $1,180,844    41,785  SH          Sole                             41,785
Vanguard FTSE All-World Ex-US IndCommon   922042775 $523,887      13,650  SH          Sole                             13,650
Vanguard Small-Cap ETF           Common   922908751 $1,017,951    17,985  SH          Sole                             17,985
Vanguard Total Stock Market ETF  Common   922908769 $613,901      11,680  SH          Sole                             11,680
Wal-Mart Stores                  Common   931142103 $2,297,554    47,796  SH          Sole                             47,796
Walt Disney Co.                  Common   254687106 $411,800      13,073  SH          Sole                             13,073
Waste Management, Inc.           Common   94106l109 $1,304,637    41,695  SH          Sole                             41,695
Wells Fargo & Co.                Common   949746101 $1,266,074    49,456  SH          Sole                             49,456
Western Union Company            Common   959802109 $705,438      47,313  SH          Sole                             47,313

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